CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired in business acquisitions	$ 0	¥ 0	¥ 2,737	¥ 0
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	237,138			2,927,581	¥ 1,630,444	¥ 1,240,431
Restricted cash - current	185,925			374,363	1,278,326	1,652,653
Restricted cash - non-current	13,183			78,588	90,638	89,745
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 436,246			¥ 3,380,532	¥ 2,999,408	¥ 2,982,829